Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 18,456,770	$ 356,272	$ 267,734	$ 4,582,044	$ 622,845	$ 105,001	$ 66,026	$ 24,456,692	$ 7,611,078	$ 10,845,692
Algeria, Groupement Berkine
Total	100,206				15,200			115,406	76,845	23,361
Algeria, Organisation Orhoud
Total					2,272			2,272
Algeria, Timimoun
Total	20,342		980					21,322		20,342
Algeria, Tin Fouye Tabankort II
Total	172,065		563		15,545			188,173	33,679	138,386
Algeria, Tin Fouye Tabankort Sud
Total			367					367
Algeria Project
Total	292,613		1,910		33,017			327,540	110,524	182,089
Angola, Block 0
Total	99,684		609					100,293	39,836	59,848
Angola, Block 16
Total	180		231					411	180
Angola, Block 17
Total	416,343		5,279	1,288,226	2,000		794	1,712,642	416,343
Angola, Block 17/06
Total	1,929		85	7,330				9,344	1,929
Angola, Block 20/11
Total	3,795		99					3,894	3,795
Angola, Block 29
Total	10		279					289	10
Angola, Block 32
Total	114,836		1,814	49,233			1,941	167,824	114,836
Angola Project
Total	636,777		8,396	1,344,789	2,000		2,735	1,994,697	576,929	59,848
Argentina, Malvinas Ocidental - Block 123
Total			58					58
Argentina, Neuquen
Total	39,418		781					40,199		39,418
Argentina, Santa Cruz
Total			747					747
Argentina, Tierra del Fuego
Total	53,411		7,267					60,678		53,411
Argentina, (other)
Total	88,798							88,798	88,798
Argentina Project
Total	181,627		8,853					190,480	88,798	92,829
Australia, GLNG
Total	42,710		3,155					45,865		42,710
Australia, Ichthys LNG
Total	94,812							94,812	85,325	9,487
Australia Project
Total	137,522		3,155					140,677	85,325	52,197
Azerbaijan, Absheron
Total				34,900				34,900
Azerbaijan Project
Total				34,900				34,900
Bolivia, Aquio
Total	7,367		158					7,525		7,367
Bolivia, Ipati
Total	60,491		250				219	60,960		60,491
Bolivia, Itau
Total	4,259		136					4,395		4,259
Bolivia, San Alberto
Total	9,365		35	2,944				12,344		9,365
Bolivia, San Antonio
Total	13,368		69	1,834				15,271		13,368
Bolivia Project
Total	94,850		648	4,778			219	100,495		94,850
Brazil, Atapu
Total			23					23
Brazil, Atapu ToR Surplus
Total	54,859			6,938	56,300			118,097		54,859
Brazil, Barreirinhas
Total			48					48
Brazil, BM-S-54
Total			18					18
Brazil, C-M-541
Total			617					617
Brazil, Iara
Total	89,327		2,284					91,611		89,327
Brazil, Lapa
Total	42,660		386					43,046		42,660
Brazil, Libra
Total	345,555		1,451	467,196				814,202		345,555
Brazil, Sepia ToR Surplus
Total	85,486		861	116,513	94,872			297,732		85,486
Brazil, S-M-1711
Total			33					33
Brazil, S-M-1815
Total			33					33
Brazil, Other
Total	235,322		12,510					247,832	235,322
Brazil Project
Total	853,209		18,264	590,647	151,172			1,613,292	235,322	617,887
Cambodia, OCA - Zone 3
Total			1,957		4,500			6,457
Cambodia Project
Total			1,957		4,500			6,457
China, Sulige
Total	38,360			67,205				105,565	20,196	18,164
China Project
Total	38,360			67,205				105,565	20,196	18,164
Cyprus, Block 2
Total			565					565
Cyprus, Block 3
Total			847					847
Cyprus, Block 6
Total			171					171
Cyprus, Block 7
Total			180					180
Cyprus, Block 8
Total			176					176
Cyprus, Block 9
Total			610					610
Cyprus, Block 11
Total			248					248
Cyprus Project
Total			2,797					2,797
Denmark, Sole Concession Area
Total	45,395		5,384					50,779	39,745	5,650
Denmark Project
Total	45,395		5,384					50,779	39,745	5,650
France, Guyane Maritime
Total							1,432	1,432
France Project
Total							1,432	1,432
Gabon, Baudroie-Mrou CEPP
Total	22,309		932				2,111	25,352	16,146	6,163
Gabon, Concessions (primtre Convention d'Etablissement)
Total	3,600		2,397				11,171	17,168	655	2,945
Gabon, Concession Anguille
Total	22,606							22,606		22,606
Gabon, Concession Torpille
Total	14,401							14,401		14,401
Gabon, other
Total						105,001		105,001
Gabon Project
Total	62,916		3,329			$ 105,001	13,282	184,528	16,801	46,115
Guyana, Block S4
Total			456		6,000			6,456
Guyana, Canje
Total			51					51
Guyana Project
Total			507		6,000			6,507
Indonesia, Sebuku PSC
Total	2,157			1,951				4,108	2,157
Indonesia, Tengah PSC
Total	207			2,600				2,807	207
Indonesia Project
Total	2,364			4,551				6,915	2,364
Iraq, GGIP
Total	39,065	162,552						201,617	39,065
Iraq, Halfaya
Total	15,572							15,572	15,572
Iraq Project
Total	54,637	162,552						217,189	54,637
Italy, Gorgoglione Unified License
Total	98,465		15,672					114,137	33,807	64,658
Italy Project
Total	98,465		15,672					114,137	33,807	64,658
Kazakhstan, Kashagan
Total	111,628			29,391			2,954	143,973		111,628
Kazakhstan Project
Total	111,628			29,391			2,954	143,973		111,628
Lebanon, Block 9
Total			107					107
Lebanon Project
Total			107					107
Libya, Areas 15, 16 & 32 (Al Jurf)
Total	94,304		4,033	116,099				214,436	83,809	10,495
Libya, Areas 70 & 87
Total	19,030			58,218				77,248	15,902	3,128
Libya, Areas 129 & 130
Total	335,770		4,425	1,014,809				1,355,004	305,513	30,257
Libya, Areas 130 & 131
Total	110,237		1,447	416,705				528,389	99,325	10,912
Libya, Waha
Total	1,680,727		81					1,680,808		1,680,727
Libya Project
Total	2,240,068		9,986	1,605,831				3,855,885	504,549	1,735,519
Malaysia, SK310 Project
Total	5,180	5,157	175	13,263				23,775	4,224	956
Malaysia, SB3K Project
Total					51,054			51,054
Malaysia, SB409 Project
Total					14,307			14,307
Malaysia, SK408 Project
Total	83,020	47,656	1,697	124,463	282,903			539,739	75,563	7,457
Malaysia, SB412 Project
Total	1							1	1
Malaysia, SK302a Project
Total					38			38
Malaysia, SK303a Project
Total					72			72
Malaysia, SK310 & SK408 Project
Total	3,886							3,886		3,886
Malaysia, SK313 Project
Total					63,135			63,135
Malaysia, SK328 Project
Total					69			69
Malaysia (non-attributable) Project
Total	15							15	15
Malaysia Project
Total	92,102	52,813	1,872	137,726	411,578			696,091	79,803	12,299
Mexico, AS-CS-06 (B33)
Total	301		413					714		301
Mexico, Block 15
Total	125		229					354		125
Mexico Project
Total	426		642					1,068		426
Mozambique, Area 1 Golfino-Atum
Total			530				3,180	3,710
Mozambique Project
Total			530				3,180	3,710
Namibia, PEL 56, Project
Total			100					100
Namibia , PEL 91, Project
Total			101					101
Namibia Project
Total			201					201
Netherlands, Offshore Blocks
Total			799					799
Netherlands, other
Total	147,949							147,949	147,949
Netherlands Project
Total	147,949		799					148,748	147,949
Nigeria, OML58 (joint venture with NNPC, operated)
Total	32,653							32,653	32,653
Nigeria, OML99 (joint venture with NNPC, operated)
Total	56,537							56,537	56,537
Nigeria, OML100 (joint venture with NNPC, operated)
Total	10,724							10,724	10,724
Nigeria, OML102 (joint venture with NNPC, operated)
Total	107,509							107,509	107,509
Nigeria, OML118 (Bonga)
Total	61,214		36,055	81,388			7,059	185,716	17,813	43,401
Nigeria, OML138 (Usan)
Total	18,312		3,716	11,179			4,883	38,090	1,505	16,807
Nigeria PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
Total	246,643		1,824				6,914	255,381	189,116	57,527
Nigeria, PPL 2000/2001 Project
Total					8,000			8,000
Nigeria, Joint ventures with NNPC, operated - other
Total			3,262				13,783	17,045
Nigeria, Joint ventures with NNPC, non operated - other
Total	100,454		6,935				8,097	115,486	100,454
Nigeria, other
Total	284,634		3,955					288,589	284,634
Nigeria Project
Total	918,680		55,747	92,567	8,000		40,736	1,115,730	800,945	117,735
Norway, Asgard area
Total	8,335		408					8,743		8,335
Norway, Ekofisk area
Total	28,410		1,567					29,977		28,410
Norway, Johan Sverdrup
Total	115		56					171		115
Norway, Oseberg area
Total	14,517		676					15,193		14,517
Norway, PL018C
Total			(28)					(28)
Norway, Snohvit area
Total	12,691		52					12,743		12,691
Norway, Troll area
Total	2,044		118					2,162		2,044
Norway, other
Total	3,368,392							3,368,392	3,368,392
Norway Project
Total	3,434,504		2,849					3,437,353	3,368,392	66,112
Oman, Block 6
Total	392,670							392,670		392,670
Oman Project
Total	392,670							392,670		392,670
Papua New Guinea, PRL-15
Total			188					188
Papua New Guinea Project
Total			188					188
Qatar, Al Khalij
Total	75,274							75,274	55,266	20,008
Qatar, Dolphin
Total	73,295			669,320				742,615	73,295
Qatar Project
Total	148,569			669,320				817,889	128,561	20,008
Republic of the Congo, CPP Andromede (MTPS)
Total			149					149
Republic of the Congo, CPP Cassiopee (MTPS)
Total			81					81
Republic of the Congo, CPP Haute Mer - Zone A
Total	1,172		77,065					78,237	499	673
Republic of the Congo, CPP Haute Mer - Zone B
Total	380		16					396	280	100
Republic of the Congo, CPP Haute Mer - Zone D
Total	281,329		15,090				1,488	297,907	72,937	208,392
Republic of the Congo, CPP Nzombo
Total					5,882			5,882
Republic of the Congo, CPP Persee (MTPS)
Total			29					29
Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)
Total	31,598		928					32,526	22,574	9,024
Republic of the Congo, Lianzi
Total	423			339				762	423
Republic of the Congo, Marine XX
Total			131					131
Republic of the Congo, Pegase Nord (ex MTPS)
Total			110					110
Republic of the Congo Project
Total	314,902		93,599	$ 339	5,882		$ 1,488	416,210	96,713	218,189
So Tom and Principe, Block 1
Total			1,726					1,726
So Tom and Principe Project
Total			1,726					1,726
Suriname, Block 6
Total			52					52
Suriname, Block 8
Total			38					38
Suriname, Block 58
Total			82					82
Suriname, Block 64
Total			23					23
Suriname Project
Total			195					195
Thailand, Bongkot
Total	312							312	312
Thailand, G12/48
Total	3,805							3,805	3,601	204
Thailand Project
Total	4,117							4,117	3,913	204
Uganda, Block CA-1
Total			3,480					3,480
Uganda, Block CA-3A
Total			573					573
Uganda, Block LA-2
Total			365					365
Uganda Project
Total			4,418					4,418
United Arab Emirates, ADNOC Gas Processing
Total	320,825		2,344					323,169		320,825
United Arab Emirates, ADNOC Onshore
Total	4,078,479		6,561					4,085,040		4,078,479
United Arab Emirates, Lower Zakum
Total	366,639		553					367,192		366,639
United Arab Emirates, Umm Lulu & SARB
Total	835,598		1,107					836,705		835,598
United Arab Emirates, Umm Shaif Nasr
Total	1,315,690		2,214					1,317,904		1,315,690
United Arab Emirates Project
Total	6,917,231		12,779					6,930,010		6,917,231
United Kingdom, Central Graben Area
Total			698					698
United Kingdom, Culzean
Total			142					142
United Kingdom, Eastern North Sea
Total			1,690					1,690
United Kingdom, Greater Laggan Area
Total			1,438					1,438
United Kingdom, Markham Area
Total			21					21
United Kingdom, Northern North Sea
Total			3,407					3,407
United Kingdom, other
Total	1,215,805		152					1,215,957	1,215,805
United Kingdom Project
Total	1,215,805		7,548					1,223,353	$ 1,215,805
United States, Anchor
Total		50,170						50,170
United States, Ballymore
Total		34,036						34,036
United States, Barnett Shale
Total	12,326	14,016	35					26,377		12,326
United States, Constellation
Total	5,001							5,001		5,001
United States, Dorado
Total	2,057							2,057		2,057
United States, Jack
Total		15,621						15,621
United States, Tahiti
Total		27,064						27,064
United States, Other US offshore fields
Total			620		696			1,316
United States Project
Total	$ 19,384	$ 140,907	655		$ 696			161,642		$ 19,384
Yemen, Block 70
Total			3,021					3,021
Yemen Project
Total			$ 3,021					$ 3,021